Related Parties - Balances of Receivables and Payables with Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of transactions between related parties [line items]
Receivables	¥ 376,840	¥ 263,026
Payables	297,812	312,941
Affiliates [member]
Disclosure of transactions between related parties [line items]
Receivables	102,131	50,113
Payables	213,517	241,204
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Receivables	274,709	212,913
Payables	¥ 84,295	¥ 71,737